Concentrations	3 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations

Note 15 - Concentrations

One customer accounted for 45.8% of the Company’s sales for the three months ended March 31, 2022 and one customer accounted for 61.4% of the Company’s sales for the three months ended March 31, 2021.

No vendors accounted for more than 10% of the Company’s purchases for the three months ended March 31, 2022 and 2021.

Two customers accounted for more than 10% of the Company sales for the year ended December 31, 2021, 30.7% and 15.2%, respectively. and at December 31, 2021 two customers accounted for more than 10% of the accounts receivable balance, 23.9% and 15%, respectively. One customer accounted for 46.9% of the Company sales for the year ended December 31, 2020 and at December 31, 2020 one customer accounted for 75.2% of the accounts receivable balance.

No vendors accounted for more than 10% of the Company’s purchases for the years ended December 31, 2021 and 2020.